Financial Instrument Risk	12 Months Ended
Dec. 31, 2012
Financial Instrument Risk [Abstract]
Financial Instrument Risk
Financial Instrument Risk

In the normal course of business, we are exposed to financial risks such as changes in interest rates, foreign currency exchange rates, and commodity price risk. In 2012, 2011, and 2010, we did not use derivative instruments.

Interest Rate Risk

When we have loan amounts outstanding on our Revolving Credit Facility, we are exposed to interest rate risk arising from fluctuations in interest rates. In 2012, 2011, and 2010, we did not use any interest rate swap contracts to manage this risk.

Foreign Currency Risk

We have sales in countries outside the United States. As a result, we are exposed to movements in foreign currency exchange rates, primarily in Canada, but we do not believe our exposure to currency fluctuations is significant. In 2012, 2011, and 2010, we did not use any foreign currency hedges to manage this risk.

Commodity Price Risk

Many of the products we manufacture or purchase and resell and some of our key production inputs are commodities whose price is determined by the market's supply and demand for such products. Price fluctuations in our selling prices and key costs have a significant effect on our financial performance. The markets for most of these commodities are cyclical and are affected by factors such as global economic conditions, including the strength of the U.S. housing market, changes in or disruptions to industry production capacity, changes in inventory levels, and other factors beyond our control. In 2012, 2011, and 2010, we did not manage commodity price risk with derivative instruments.